Intangible Asset (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Less-Accumulated Amortization	$ (498)	$ (439)
Intangible assets, net	1,369	812
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, gross	$ 1,867	$ 1,251